Exhibit 99.04

Schedule 5. Digital Risk DI Summary Report

EFMT DEPOSITOR LLC ABS-15G

Report Pulled:	2/3/2026
Loan Count:	590 / 641
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	15	2.54%
Appraised Value	16	2.71%
CLTV	27	4.58%
Debt Service Coverage Ratio	273	46.27%
First Payment Due Date	7	1.19%
Loan Purpose	3	0.51%
LTV	33	5.59%
Maturity Date	26	4.41%
Original Interest Rate	7	1.19%
Original Loan Amount	5	0.85%
Original Qualifying FICO Score	10	1.69%
Origination/Note Date	21	3.56%
Originator Back-End DTI	3	0.51%
Property Type	21	3.28%
Sales Price	1	0.17%
Subject Street Address	1	0.16%
The Original Principal and Interest Payment Amount	3	0.51%